Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Segment Information
7.	Segment information

Late in the fourth quarter of 2020 the Company began the deployment of capital toward strategic investments. The Company developed an internal capital program to evaluate these and potential future investments, which is a new and separate business line from its cannabis operations.

Based on the allocation of the Company’s resources by the chief operating decision maker and the information used to analyze the performance of the business, the Company concluded that beginning in Q1 2021, it had two reportable segments: cannabis operations and investments. The acquisition of Inner Spirit (note 5) has led to a third reportable segment: retail operations. For the year ended December 31, 2020, there was only one reportable segment and therefore no comparative segment information.

The Company’s reportable segments are organized by business line and are comprised of three reportable segments: cannabis operations, retail operations and investments. Cannabis operations include the cultivation, distribution and sale of cannabis for the adult-use market and medical markets in Canada. Retail operations include the private sale of recreational cannabis through wholly owned and franchise retail cannabis stores. Investments include the deployment of capital to investment opportunities. Certain overhead expenses not directly attributable to any reportable segment are reported as “Corporate”.

	Cannabis	Retail (1)	Investments	Corporate	Total
As at December 31, 2021
Total assets	147,887	153,624	1,093,596	29,155	1,424,262
Year ended December 31, 2021
Net revenue	40,037	16,091	—	—	56,128
Gross margin	(15,499)	8,509	—	—	(6,990)
Interest and fee revenue	—	—	13,149	—	13,149
Loss on marketable securities	—	—	(44,501)	—	(44,501)
Share of profit of equity-accounted investees	—	—	32,913	—	32,913
Depreciation and amortization	3,108	721	—	897	4,726
Earnings (loss) before tax	(117,990)	1,835	(5,837)	(110,461)	(232,453)

(1)	Period July 20, 2021, to December 31, 2021

Geographical disclosure

As at December 31, 2021, the Company had non-current assets related to operations in the United States of $412.9 million. For the year ended December 31, 2021, share of profit of equity-accounted investees related to operations in the United States was $32.9 million.